Financial instruments - Categories of financial instruments (Details) - EUR (€) € in Millions	Mar. 31, 2019	Dec. 31, 2018	Mar. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial assets at amortized cost	€ 753.2	€ 327.6	€ 393.8	€ 219.2
Financial assets at amortised cost	799.4	395.3
Loans and receivables	87.6	30.6
Financial liabilities at amortised cost	(2,435.2)	(2,310.1)
Financial assets (liabilities) at fair value through profit or loss	1.8	4.3
Financial assets (liabilities) at fair value through other comprehensive income	2.3	7.9
Total	(1,544.1)	(1,872.0)
Contract liabilities	104.7	165.1
Derivative financial instruments
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial assets at amortized cost	0.0	0.0
Loans and receivables	0.0	0.0
Financial assets at fair value through profit or loss	1.8	4.6
Derivative financial assets held for hedging	33.3	44.5
Financial assets	35.1	49.1
Trade receivables
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial assets at amortised cost	127.6	98.3
Financial assets at fair value through profit or loss	6.2	0.0
Financial assets at fair value through other comprehensive income	0.0	0.0
Financial assets	133.8	98.3
Cash and cash equivalents
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial assets at amortised cost	671.8	297.0
Financial assets at fair value through profit or loss	81.4	30.6
Financial assets at fair value through other comprehensive income	0.0	0.0
Financial assets	753.2	327.6
Derivative financial instruments
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial liabilities at fair value through profit or loss	0.0	(0.3)
Financial liabilities at fair value through other comprehensive income	(31.0)	(36.6)
Financial liabilities at amortised cost	0.0	0.0
Financial liabilities	(31.0)	(36.9)
Trade and other payables excluding non-financial liabilities
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial liabilities at fair value through profit or loss	0.0	0.0
Financial liabilities at fair value through other comprehensive income	0.0	0.0
Financial liabilities at amortised cost	(528.8)	(534.9)
Financial liabilities	(528.8)	(534.9)
Loans and borrowings
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial liabilities at fair value through profit or loss	0.0	0.0
Financial liabilities at fair value through other comprehensive income	0.0	0.0
Financial liabilities at amortised cost	(1,906.4)	(1,775.2)
Financial liabilities	€ (1,906.4)	€ (1,775.2)